Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income (loss) from continuing operations before income tax expense (benefit)

	Years Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
U.S.	$19,835	$(1,309,684)	$(1,095,788)
Foreign	351,256	275,705	331,152

Total	$371,091	$(1,033,979)	$(764,636)

Schedule of (benefit) provision for income taxes

	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$23,859	$156,086	$41,357
State	(613)	1,175	677
Foreign	494	990	1,459

	23,740	158,251	43,493
Deferred:
Federal	(73,202)	(553,439)	(314,923)
State	(6,332)	32,443	(22,940)
Foreign	16,563	52,667	25,402

	(62,971)	(468,329)	(312,461)

	$(39,231)	$(310,078)	$(268,968)

Schedule of deferred tax liabilities (assets)

	2012	2011
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,999,957	$4,992,981

Total Deferred Tax Liabilities	$4,999,957	$4,992,981

Deferred Tax Assets
Straight line rents	$(23,719)	$(6,102)
Estimated reimbursements of overhaul rentals	(267,157)	(261,833)
Capitalized overhauls	(100,418)	(80,479)
Rent received in advance	(91,879)	(89,013)
Derivatives	(8,155)	(12,532)
Accruals and reserves	(110,466)	(119,232)
Net operating loss carry forward and other tax attributes	(211,854)	(143,108)
Investment in foreign subsidiaries	(69,230)	(52,668)
Other	(10,146)	(52,667)

Total Deferred Tax Assets	$(893,024)	$(817,634)

Valuation Allowance	$35,790	$29,242

Total Deferred Tax Assets After Valuation Allowance	$(857,234)	$(788,392)

Net Deferred Tax Liability	$4,142,723	$4,204,589

Schedule of reconciliation of the expected total provision at the statutory tax rate for income taxes to the amount recorded

	2012	2011	2010
	(Dollars in thousands)
Computed expected provision at 35%	$129,882	$(361,893)	$(267,623)
State income tax, net of Federal	(4,514)	21,852	(14,470)
Foreign Taxes	—	—	133
IRS audit adjustments	(2,802)	37,011	8,656
Tax basis adjustment	(162,639)	—	—
Other	842	(7,048)	4,336

Provision for income taxes	$(39,231)	$(310,078)	$(268,968)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Dollars in thousands)
Balance at January 1, 2010	$165,824
Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	256,586

Additions based on tax positions related to 2012	480,927
Additions for tax positions of prior years	5,652
Reductions for tax positions of prior years	(17,419)

Balance at December 31, 2012	$725,746